Caballo Blanco Property Sale - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 20, 2016	Jun. 30, 2016
Disclosure Of Assets Disposal [Line Items]
Impairment charges and asset held for sale		$ 12,737
Consideration paid	$ 12,500
Fair value of consideration on closing date	17,156
Losses on disposals of investment properties	856
Candelaria Mining Corp
Disclosure Of Assets Disposal [Line Items]
Contingent liabilities recognised in disposal	5,000
Fair value contingent liability recognised in disposal	$ 4,656